FINANCIAL INSTRUMENTS (Details 6) - URUGUAY - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ 1,175	$ (571)
Forward contract One [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD	UYUUSD
Name of the institution	Santander-Uruguay	Santander - Uruguay
Nominal amount of hedging instrument	$ 16,205	$ 8,070
Net derivative financial liabilities	$ 768	$ (182)
Forward contract Two [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD	UYUUSD
Name of the institution	HSBC-Uruguay	HSBC - Uruguay
Nominal amount of hedging instrument	$ 5,855	$ 12,915
Net derivative financial liabilities	$ 366	$ (264)
Forward contract Three [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation		UYUUSD
Name of the institution		Citibank U.K.
Nominal amount of hedging instrument		$ 1,500
Net derivative financial liabilities		$ (101)
Forward contract Four [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation		UYUUSD
Name of the institution		Itaú - Uruguay
Nominal amount of hedging instrument		$ 3,710
Net derivative financial liabilities		$ (4)
Forward contract Five [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	EURUSD
Name of the institution	HSBC-Uruguay
Nominal amount of hedging instrument	$ 1,062
Net derivative financial liabilities	$ 41
Forward contract Six [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation		EURUSD
Name of the institution		Citibank U.K.
Nominal amount of hedging instrument		$ 833
Net derivative financial liabilities		$ (20)